Consolidated Statements of Comprehensive Income (Loss) (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Mar. 01, 2014	Mar. 02, 2013	Mar. 03, 2012
Income tax expense, net	$ (6)	$ 3	$ (4)
Income tax expense, net	$ (6)	$ 18	$ (14)